Other Investments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Investments [Abstract]
Schedule of Investment
	As at March 31
Particulars	2018	2019
Investment in equity and other securities	6,170	5,662
Total	6,170	5,662